ADOPTION OF NEW ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2018
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
ADOPTION OF NEW ACCOUNTING STANDARDS
5. ADOPTION OF NEW ACCOUNTING STANDARDS

Adoption of new accounting standards

The Company has adopted the following amendments to accounting standards, effective January 1, 2018. These changes were made in accordance with the applicable transitional provisions.

IFRS 2, Share based Payment

IFRS 2 Share-based Payment clarifies the effects of vesting conditions on cash-settled share-based payment transactions, the classification of share-based payment transactions with net settlement features for withholding tax obligations and modification to the terms and conditions of a share-based payment that changes the transaction from cash-settled to equity settled. IFRS 2 did not have a significant impact on adoption.

IFRS 9, Financial Instruments

The Company adopted IFRS 9 Financial Instruments ("IFRS 9"), which replaced IAS 39 Financial Instruments: Recognition and Measurement ("IAS 39"). The Company elected to use the exemption to not restate comparative information for prior periods. IFRS 9 provides a revised model for classification and measurement of financial assets, including a new expected credit loss ("ECL") impairment model. The revised model for classifying financial assets results in classification according to their contractual cash flow characteristics and the business models under which they are held. IFRS 9 introduces a reformed approach to hedge accounting. IFRS 9 also largely retains the existing requirements in IAS 39 for the classification of financial liabilities.

The Company adopted IFRS 9 on January 1, 2018. As a result of the adoption of IFRS 9, the Company has changed its accounting policy with respect to financial instruments. Under IFRS 9, the Company’s financial assets are accounted for as follows when compared to the Company’s previous policy in accordance with IAS 39:

Financial Asset	Classification and Measurement Under IAS 39	Classification and Measurement Under IFRS 9
Cash, Restricted cash	Fair value through profit or loss (“FVPL”)	Amortized cost
Accounts receivable and other assets	Loans and receivables - Amortized cost	Amortized cost
Other long-term assets - investments in equity securities	Available for sale - Fair value through other comprehensive income (“FVOCI”)	FVPL or an election to FVOCI
Other long-term assets - warrant investments	FVPL	FVPL

Under IFRS 9, the Company has elected to designate and account for its existing investments and those acquired throughout the fiscal year in equity securities as financial assets at FVOCI. Fair value gains and losses on investments in these equity securities are recognized in other comprehensive income with no reclassification to the consolidated statements of earnings.

Upon initial date of application of IFRS 9, there was no impact to the Company's consolidated financial statements. The changes in accounting policy did not result in re-measurement of the carrying amount for any financial instruments on the transition date. The adoption of IFRS 9 did not have a significant effect on the Company’s accounting policies related to financial liabilities.

IFRS 15, Revenue from Contracts with Customers

IFRS 15 Revenue from Contracts with Customers (“IFRS 15”) replaces IAS 18 Revenue, IAS 11 Construction Contracts, and some revenue-related interpretations. The standard contains a single model that applies to contracts with customers and two approaches to recognizing revenue: at a point in time or over time. The model features a contract-based five-step analysis of transactions to determine whether, how much, and when revenue is recognized.

The Company adopted IFRS 15 on January 1, 2018 using the modified retrospective approach. Under the modified retrospective approach, the Company recognizes transition adjustments, if any, in retained earnings on the date of initial application, without restating the financial statements on a retrospective basis. The Company has reviewed its sales contracts with customers using the five-step analysis under IFRS 15 and determined there to be no impact on the amounts and timing of revenue recognized. Therefore, no adjustment to opening retained earnings was required on transition to IFRS 15. The Company manages and reviews its operations by geographical location and managerial structure. For detailed information about reportable segments and disaggregated revenue, see note 17. All segments principally generate revenue from metal sales.

The Company has updated its accounting policy for revenue recognition to be in accordance with IFRS 15 (see note 3(d)).

IFRIC 22 Foreign Currency Transactions and Advance Consideration

In December 2016, the IASB issued IFRIC Interpretation 22 "Foreign Currency Transactions and Advance Consideration" ("IFRIC 22"). IFRIC 22 clarifies which date should be used for translation when a foreign currency transaction involves an advance payment or receipt.

IFRIC 22 is applicable for annual periods beginning on or after January 1, 2018. The Company adopted IFRIC 22 on January 1, 2018. The Company completed its analysis of the impact of the adoption of IFRIC 22 on the Company's consolidated financial statements with no impact.

Accounting standards issued but not yet adopted

IFRS 16, Leases

In January 2016, the IASB issued IFRS 16, Leases (“IFRS 16”) which replaced the existing lease accounting guidance. IFRS 16 requires lessees to recognize assets and liabilities for most leases on its balance sheet, as well as corresponding depreciation and interest expense. The Company will adopt IFRS 16 for the annual period beginning January 1, 2019 using the modified retrospective approach. Under the modified retrospective approach, the Company recognizes transition adjustments, if any, in retained earnings on the date of initial application, without restating the comparative period's financial statements on a retrospective basis.

The Company has completed its review of existing leasing and respective agreements, and developed processes to meet the adoption requirements of IFRS 16. Under IFRS 16, the majority of leases become on-balance sheet liabilities with underlying right-of-use assets. The Company expects to recognize an increase to lease liabilities, with an offsetting increase to the right-of-use assets and net investments in sub-leases as of January 1, 2019, with the difference recorded as an adjustment to retained earnings as at January 1, 2019 (prior years comparative period will not be restated). Since the Company elected to recognized the right-of-use assets at the amount equal to the lease liabilities there will be little impact on retained earnings. The impact on retained earnings relates to the net investment in sub-leases which is office space leased by the Company that, in turn, has been sub-leased.

With the recognition of additional assets and liabilities on its consolidated balance sheet, there will be a corresponding increase in depreciation expense for leased assets and interest expense for lease liabilities in the year ended December 31, 2019, replacing the operating expense that was previously recorded on payments made under these agreements. IFRS 16 will also result in an increase to cash flow from operating activities to increase as lease payments for most leases will be recorded as financing outflows in the consolidated statement of cash flows.

IFRIC 23, Uncertainty over Income Tax Treatments

On June 7, 2017, the IASB issued IFRIC Interpretation 23, Uncertainty over Income Tax Treatments. The Interpretation provides guidance on the accounting for current and deferred tax liabilities and assets in circumstances in which there is uncertainty over income tax treatments. The Interpretation is applicable for annual periods beginning on or after January 1, 2019. Earlier application is permitted. The Company intends to adopt the interpretation in its financial statements for the annual period beginning on January 1, 2019. The Company completed its analysis of the impact of the adoption of IFRIC 23 on the Company's consolidated financial statements with no material impact noted.